WARRANTY LIABILITIES	6 Months Ended
Dec. 31, 2018
Product Warranties Disclosures [Abstract]
Product Warranty Disclosure [Text Block]
NOTE 5 - WARRANTY LIABILITIES

	Six months ended
	December 31,	December 31,
	2017	2018
	(Unaudited)	(Unaudited)

Beginning balance	$7,632	$7,858
Deconsolidation of a subsidiary	-	(130)
Expense accrued	2,617	2,415
Expense incurred	(1,783)	(2,205)
Translation adjustments	312	(257)
	$8,778	$7,681
Less: current portion of warranty liabilities	(6,136)	(5,318)
Long-term warranty liabilities	$2,642	$2,363